RELATED PARTIES	12 Months Ended
Dec. 31, 2017
RELATED PARTIES
RELATED PARTIES

NOTE 24 - RELATED PARTIES:

a.    Key management in 2017 includes members of the Board of Directors and the Chief Executive Officer

	Year Ended December 31
	2017	2016	2015
	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	677	576	776
Post-employment benefits	35	32	58
Share-based payments	557	504	382
Other long-term benefits	7	11	27

b.    Balances with related parties:

	December 31
	2017	2016
	U.S. dollars in thousand
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	199	174
Non-current liabilities -
Derivative financial instruments	11	144